Employee Benefit Plan, Schedule, Reportable Transaction	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Schedule of Reportable Transaction	NONEXEMPT TRANSACTION

As reported on the Form 5500, Schedule H, Line 4a - Schedule of Delinquent Participant Contributions for the year ended December 31, 2025, participant contributions of $3,117 were not remitted within the required time period, thus constituting a nonexempt transaction between the Plan and Company. The instance of late remittance of employee contributions will be corrected by the Company during 2026 through the Department of Labor Voluntary Fiduciary Correction Program (“VFCP”) through the restoration of applicable lost earnings.